SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Summary of property and equipment

Buildings and improvements	5 to 39 years
Furniture and fixtures	2 to 10 years
Computer hardware and software	3 to 5 years
Machinery and equipment	3 to 8 years

Summary of changes in the accrued warranties and related costs

	Three months ended March 31,
	2022	2021
Beginning accrued warranty expense	$1,256	$1,133
Current period claims	(116)	(56)
Provision for current period sales	93	63
Ending accrued warranty expense	$1,233	$1,140

	Year ended December 31,
	2021	2020
Beginning accrued warranty expense	$1,133	$2,114
Current period claims	(399)	(442)
Provision for current period sales	522	307
Impact of accounting estimate change	—	(846)
Ending accrued warranty expense	$1,256	$1,133

Summary of calculation of weighted average shares outstanding and net income (loss) per share

	Three months ended March 31,
	2022	2021
Net (loss) income	$(10,165)	$6,864

Weighted average shares outstanding-basic	34,446,318	27,483,350
Effect of dilutive securities:
Stock-based awards	—	—
Weighted average shares outstanding-diluted	34,446,318	27,483,350
Net (loss) income per share:
Basic	$(0.30)	$0.25
Diluted	$(0.30)	$0.25

	Year ended December 31,
	2021	2020
Numerator for basic and diluted earnings per share:
Net income	$12,661	$38,453
Denominator:
Weighted average shares outstanding-basic	28,598,692	27,483,350
Diluted weighted average shares outstanding	28,598,692	27,483,350
Net income per share:
Basic	$0.44	$1.40
Diluted	$0.44	$1.40